Annual Total Returns- Vanguard Short-Term Bond Index Fund (Admiral) [BarChart] - Admiral - Vanguard Short-Term Bond Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.08%	2.05%	0.17%	1.26%	0.92%	1.49%	1.18%	1.35%	4.86%	4.69%